Leasing Arrangements - Schedule of Supplemental Cash Flow Related Leases Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating cash flows used for operating leases	$ 59	$ 55	$ 116	$ 110	$ 220
Financing cash flows used for finance leases	$ 10	$ 15	$ 23	$ 25	$ 72	$ 43